CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 453,934	$ 3,935,587
Restricted cash	5,544,794	3,221,411
Accounts Receivable, net of allowance for doubtful accounts of $4,285,809 and $4,512,446 as of December 31, 2014 and 2013, respectively	1,554,937	19,830,742
Unbilled revenue	12,073,778	14,106,631
Other current assets	7,921,527	7,268,888
Inventories	2,772,485	8,349,688
Deposits on projects	317,632	1,401,206
Deferred cost of projects	12,111,069	11,825,423
Land held for sale	14,003,834	13,684,386
Current assets of discontinued operations, held for sale	4,792,682	4,737,055
Total current assets	61,546,672	88,361,017
Long-term unbilled revenue	26,870,908	28,371,625
Long-term accounts receivable	906,600	880,584
Plant and equipment, net	$ 514,473	1,425,660
Construction in progress		135,065
Intangible assets, net	$ 983,380	2,274,448
Long-term restricted cash		2,930,512
Non-current assets of discontinued operations, held for sale	$ 13,133,385	$ 11,573,799
Consideration receivable from Buyer of Yanyu	2,574,032
Goodwill	549,250	$ 847,179
Total Assets	107,078,700	136,799,889
Current liabilities
Accounts payable	5,055,203	9,298,109
Costs accrual on projects	6,470,364	15,444,203
Advance from customers	60,216	990,319
Advance from buyer of assets held for sale	13,245,045	10,225,451
Loans from third party companies and individuals	8,835,269	9,526,579
Amount due to noncontrolling interest investor	4,873,114	5,213,975
Amount due to related party	1,354,614	1,333,054
Other payables	733,968	443,275
Taxes payable	2,027,525	3,006,252
Accrued liabilities	515,580	669,801
Payable on investment consideration	280,559	280,559
Deferred income taxes	1,480,100	1,387,968
Current liabilities of discontinued operations	$ 1,315,162	981,134
Short-term bank borrowing (including VIE short-term borrowing of the consolidated VIEs without recourse to Tri-Tech Holdings of $0 and $6,054,561 as of December 31, 2014 and 2013, respectively)		6,054,561
Total current liabilities	$ 46,246,719	64,855,240
Noncurrent deferred income taxes	3,475,045	4,158,498
Long-term bank borrowings	3,653	10,003
Total Liabilities	49,725,417	69,023,741
Tri-Tech Holding Inc. shareholders' equity
Ordinary shares ($0.001 par value, 30,000,000 shares authorized; 8,470,874 and 8,470,874 shares issued as of December 31, 2014 and 2013, respectively; 8,449,774 and 8,449,774 shares outstanding as of December 31, 2014 and 2013, respectively)	8,471	8,471
Additional paid-in-capital	48,088,427	50,848,628
Statutory reserves	2,188,527	2,292,259
(Accumulated deficit) / Retained earnings	(3,304,994)	3,025,095
Treasury shares (21,100 shares in treasury as of December 31, 2014 and 2013, respectively)	(193,750)	(193,750)
Accumulated other comprehensive income	8,342,372	6,978,700
Total Tri-Tech Holding Inc. shareholders' equity	55,129,053	62,959,403
Noncontrolling interests	2,224,230	4,816,745
Total equity	57,353,283	67,776,148
Total Liabilities and Equity	$ 107,078,700	$ 136,799,889